Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees. CMSC temporarily participated in Toshiba Corporate Pension Funds (“Toshiba Funds”) after CMSC was acquired by Canon in 2016. In April 2018, CMSC established a new pension provision which provides participants an equivalent level of benefits as compared to the Toshiba Funds. As of December 31, 2018, a majority of plan participants have been transferred from the Toshiba Funds into the new pension provision. Participants who have not transferred are still part of Toshiba Funds as of December 31, 2018. Canon calculated the projected benefit obligations for the participants with Toshiba Funds based on the benefit level of Toshiba Funds and included the proportional share of the plan assets of CMSC to which they have legal right in the following tables.

Obligations and funded status

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	929,630	906,007	423,579	392,086
Service cost	31,241	30,889	7,982	6,962
Interest cost	5,419	5,689	8,691	8,691
Plan participants’ contributions	—	—	1,535	1,644
Actuarial (gain) loss	(1,844)	11,112	(24,297)	(1,760)
Benefits paid	(33,477)	(29,020)	(10,135)	(7,884)
Acquisition	—	4,239	—	—
Plan amendments	(3,963)	1,149	3,257	(1,069)
Curtailments and settlements	—	(435)	(1,149)	—
Foreign currency exchange rate changes	—	—	(23,514)	24,909

Projected benefit obligations at end of year	927,006	929,630	385,949	423,579
Change in plan assets:
Fair value of plan assets at beginning of year	735,513	667,436	254,020	224,939
Actual return on plan assets	(38,010)	47,376	(6,042)	14,262
Employer contributions	12,651	43,468	22,393	7,160
Plan participants’ contributions	—	—	1,535	1,644
Benefits paid	(27,459)	(23,967)	(10,135)	(7,884)
Acquisition	—	1,223	—	—
Settlements	—	(23)	(1,150)	—
Foreign currency exchange rate changes	—	—	(11,979)	13,899

Fair value of plan assets at end of year	682,695	735,513	248,642	254,020

Funded status at end of year	(244,311)	(194,117)	(137,307)	(169,559)

Employer contributions for the year ended December 31, 2017 include contribution of equity securities to a retirement benefit trust. The fair value of those securities at the time of contribution was ¥30,473 million.

Amounts recognized in the consolidated balance sheets at December 31, 2018 and 2017 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Other assets	1,536	1,695	1,306	1,215
Accrued expenses	(679)	—	(992)	(1,004)
Accrued pension and severance cost	(245,168)	(195,812)	(137,621)	(169,770)

	(244,311)	(194,117)	(137,307)	(169,559)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2018 and 2017 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Actuarial loss	267,355	221,106	95,121	105,883
Prior service credit	(48,392)	(57,430)	(227)	(3,638)

	218,963	163,676	94,894	102,245

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	893,154	894,329	371,653	402,390

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	918,736	924,536	384,167	420,383
Fair value of plan assets	672,889	728,724	245,554	249,609
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	891,204	889,652	369,215	394,840
Fair value of plan assets	670,826	728,724	244,826	245,247

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2018, 2017 and 2016 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
	(Millions of yen)			(Millions of yen)
Service cost	31,241	30,889	29,367	7,982	6,962	6,816
Interest cost	5,419	5,689	8,238	8,691	8,691	8,792
Expected return on plan assets	(21,983)	(20,493)	(19,443)	(12,601)	(10,722)	(10,012)
Amortization of prior service credit	(13,001)	(12,860)	(13,230)	(217)	(83)	85
Amortization of actuarial loss	11,900	14,220	10,944	5,108	5,747	2,185
(Gain) loss on curtailments and settlements	—	(63)	—	—	—	—

	13,576	17,382	15,876	8,963	10,595	7,866

Service cost component of net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans is included in cost of sales and operating expenses in the consolidated statements of income. The components other than the service cost component are included in other, net of other income (deductions) in the consolidated statements of income.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	58,149	(15,771)	53,076	(5,654)	(5,300)	47,365
Current year prior service credit	(3,963)	1,149	(4,734)	3,257	(1,069)	—
Amortization of actuarial loss	(11,900)	(14,220)	(10,944)	(5,108)	(5,747)	(2,185)
Amortization of prior service credit	13,001	12,860	13,230	217	83	(85)
Curtailments and settlements	—	19	—	(63)	—	—

	55,287	(15,963)	50,628	(7,351)	(12,033)	45,095

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(11,887)	(57)
Actuarial loss	15,230	4,852

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
Discount rate	0.6%	0.6%	2.4%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	1.9%	1.8%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
Discount rate	0.6%	0.7%	1.1%	2.2%	2.2%	3.0%
Assumed rate of increase in future compensation levels	2.6%	2.6%	3.0%	1.8%	2.1%	2.0%
Expected long-term rate of return on plan assets	2.9%	3.1%	3.1%	4.4%	4.2%	4.4%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 25% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 25% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 35% is invested in equity securities, approximately 25% is invested in debt securities, and approximately 40% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 21. The fair values of Canon’s pension plan assets at December 31, 2018 and 2017, by asset category, are as follows:

	December 31, 2018
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	67,283	—	—	67,283	—	—	—	—
Foreign companies	5,451	—	—	5,451	8,567	—	—	8,567
Pooled funds (b)	—	137,712	—	137,712	—	49,312	—	49,312
Debt securities:
Government bonds (c)	137,858	—	—	137,858	—	—	—	—
Municipal bonds	—	1,483	—	1,483	—	2,642	—	2,642
Corporate bonds	—	12,595	—	12,595	—	6,318	—	6,318
Pooled funds (d)	—	140,712	—	140,712	—	59,419	—	59,419
Mortgage backed securities (and other asset backed securities)	—	8,489	—	8,489	—	—	—	—
Life insurance company general accounts	—	123,747	—	123,747	—	9,019	—	9,019
Other assets	—	30,009	1,451	31,460	—	95,844	—	95,844
Investment measured at net asset value	—	—	—	15,905	—	—	—	17,521

	210,592	454,747	1,451	682,695	8,567	222,554	—	248,642

	December 31, 2017
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	83,765	—	—	83,765	—	—	—	—
Foreign companies	8,261	—	—	8,261	32,240	—	—	32,240
Pooled funds (f)	—	164,946	—	164,946	—	73,968	—	73,968
Debt securities:
Government bonds (g)	138,092	—	—	138,092	9,343	—	—	9,343
Municipal bonds	—	1,166	—	1,166	—	2,901	—	2,901
Corporate bonds	—	15,246	—	15,246	—	22,045	—	22,045
Pooled funds (h)	—	130,507	—	130,507	—	25,821	—	25,821
Mortgage backed securities (and other asset backed securities)	—	8,076	—	8,076	—	3	—	3
Life insurance company general accounts	—	126,985	—	126,985	—	8,683	—	8,683
Other assets	—	43,070	—	43,070	—	73,320	—	73,320
Investment measured at net asset value	—	—	—	15,399	—	—	—	5,696

	230,118	489,996	—	735,513	41,583	206,741	—	254,020

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥147 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)

These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 35% foreign government bonds and 65% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)

These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds, investments in life insurance company general accounts and other assets. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value. Other assets are comprised principally of interest bearing cash and hedge funds.

The fair value of Level 3 asset, consisting of hedge funds, was ¥1,451 million at December 31, 2018. Amounts of actual returns on, purchases and sales of these assets during the year ended December 31, 2018 were not significant.

The fair values of plan assets for the participants with Toshiba Funds by each asset category are calculated based on a pro-rata basis of total plan assets of Toshiba Funds.

Contributions

Canon expects to contribute ¥13,089 million to its Japanese defined benefit pension plans and ¥19,311 million to its foreign defined benefit pension plans for the year ending December 31, 2019.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2019	35,604	12,077
2020	36,896	12,214
2021	38,524	13,221
2022	41,775	13,927
2023	43,119	14,562
2024 – 2028	226,704	87,006

Multiemployer pension plans

The amounts of cost recognized for the multiemployer pension plans primarily in the Netherlands for the years ended December 31, 2018, 2017 and 2016 were ¥4,452 million, ¥4,165 million and ¥3,482 million, respectively. The multiemployer pension plan in which the subsidiaries in the Netherlands participated was 102% funded as of December 31, 2017. The collective bargaining agreements have no expiration date. Canon is not liable for other participating employers’ obligations under the terms and conditions of the agreements.

Defined contribution plans

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2018, 2017 and 2016 were ¥19,570 million, ¥18,979 million and ¥17,603 million, respectively.